Loan Payable (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Jun. 05, 2015	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Debt Disclosure [Abstract]
Loan payable term	5 years
Principal loan amount	$ 36,100
Loan payable, interest rate	10.25%
Repayment of principal amount		$ 6,789
Remaining balance		20,343
Note payable - current portion		$ 7,520	$ 7,714	$ 6,790